FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / oz	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 367.1	$ 407.8	$ 544.9
Percentage of reasonably possible	10.00%
Percentage of reasonably possible decrease	10.00%
Gold floor price, per ounce (in usd per ounce) | $ / oz	1,700
Gold cap price, per ounce (in usd per ounce) | $ / oz	2,100
Gold option increase price, per ounce (in usd per ounce) | $ / oz	2,100
Increase in fair value measurement due to reasonably possible increase in unobservable input, recognised in OCI	$ 1.3
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, recognised in OCI	1.3
Crude Oil Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Realized hedge losses recognized in profit or loss	1.1	$ 1.1
Côté Gold UJV
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	81.7
Essakane mine
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 70.9